UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Climate Change Fund
	Shares	Value ($)
Common Stocks 95.3%
Austria 0.5%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) "A" (Cost $713,623)	8,376	341,015
Belgium 0.5%
Hansen Transmissions* (Cost $362,807)	234,900	339,371
Canada 4.9%
Agrium, Inc.	6,200	401,509
Canadian National Railway Co.	10,954	575,704
Canadian Solar, Inc.*	16,000	305,920
MagIndustries Corp.* (a)	457,000	178,075
Potash Corp. of Saskatchewan, Inc.	3,301	364,629
Ruggedcom, Inc.*	28,850	564,826
Viterra, Inc.*	114,440	1,057,172

(Cost $3,262,625)		3,447,835
Chile 0.5%
Sociedad Quimica y Minera de Chile SA (ADR) (Cost $338,817)	9,150	334,433
China 5.3%
A-Power Energy Generation Systems Ltd.* (b)	19,000	254,030
BYD Co., Ltd. “H”* (b)	20,800	161,852
China Longyuan Power Group Corp. “H”*	280,000	341,607
Duoyuan Global Water, Inc. (ADR)*	12,500	314,750
JA Solar Holdings Co., Ltd. (ADR)* (b)	79,305	393,353
Shenzhen Dongjiang Environmental Co., Ltd. “H”*	450,000	226,097
SmartHeat, Inc.*	15,000	179,550
Suntech Power Holdings Co., Ltd. (ADR)* (b)	22,835	302,792
Trina Solar Ltd. (ADR)*	40,748	896,456
Yingli Green Energy Holding Co., Ltd. (ADR)* (b)	58,224	674,234

(Cost $3,808,960)		3,744,721
Denmark 2.7%
Rockwool International AS “B”	4,000	390,808
Vestas Wind Systems AS*	30,564	1,509,858

(Cost $2,348,248)		1,900,666
France 4.7%
Alstom SA	5,939	380,041
Compagnie de Saint-Gobain	21,600	1,015,290
GDF Suez	14,279	524,378
Nexans SA	10,133	715,405
Saft Groupe SA	19,173	701,232

(Cost $3,116,240)		3,336,346
Germany 4.5%
Dialog Semiconductor PLC* (b)	24,940	383,234
E.ON AG	12,562	447,383
SGL Carbon SE*	15,585	426,973
SMA Solar Technology AG	3,980	414,419
Solar Millennium AG*	4,800	184,738
Solarworld AG (b)	41,699	576,311
Vossloh AG	4,052	397,805
Wacker Chemie AG	2,800	335,663

(Cost $3,369,237)		3,166,526
Greece 0.5%
Terna Energy SA (Cost $601,962)	51,176	342,844
Hong Kong 2.9%
Coslight Technology International Group Ltd.	353,500	446,307
Guangdong Investment Ltd.	712,000	357,736
Tianneng Power International Ltd.	2,006,973	889,443
Wasion Group Holdings Ltd. (c)	476,000	340,957

(Cost $2,105,091)		2,034,443
Ireland 0.9%
Kerry Group PLC “A”	7,000	221,608
Kingspan Group PLC*	64,935	442,094

(Cost $571,325)		663,702
Japan 7.7%
Asahi Kasei Corp.	128,000	667,049
Citizen Holdings Co., Ltd.	114,500	730,728
Dowa Holdings Co., Ltd.	120,000	678,035
East Japan Railway Co.	29,200	2,011,413
Nitto Denko Corp.	5,600	206,427
Stella Chemifa Corp. (b)	9,200	378,480
Ube Industries Ltd.	158,000	410,805
Yaskawa Electric Corp.	50,000	395,070

(Cost $5,193,342)		5,478,007
Korea 0.7%
Seoul Semiconductor Co., Ltd. (Cost $670,307)	17,500	543,150
Netherlands 2.8%
Ballast Nedam NV (CVA)	20,758	367,447
Imtech NV	14,700	448,864
Koninklijke Boskalis Westminster NV	10,277	330,741
Wavin NV	430,500	832,390

(Cost $2,322,498)		1,979,442
Norway 1.6%
Yara International ASA (Cost $891,535)	27,383	1,127,906
Portugal 0.4%
EDP – Energias de Portugal SA (Cost $359,556)	84,029	308,357
Russia 0.5%
Uralkali (GDR) (REG S)* (Cost $414,187)	16,650	348,818
Spain 3.4%
EDP Renovaveis SA*	68,000	548,053
Gamesa Corp. Tecnologica SA	92,825	1,155,252
Iberdrola Renovables SA	163,100	683,578

(Cost $3,626,344)		2,386,883
Switzerland 3.0%
ABB Ltd. (Registered)*	32,435	656,097
BKW FMB Energie AG	3,636	265,529
Bucher Industries AG (Registered)	4,800	567,466
Sulzer AG (Registered)	6,879	614,739

(Cost $2,309,679)		2,103,831
United Kingdom 3.7%
AMEC PLC	43,033	517,059
Rotork PLC	29,473	583,326
RPS Group PLC	126,477	347,134
SIG PLC*	692,527	1,210,136

(Cost $3,698,869)		2,657,655
United States 43.6%
AGCO Corp.*	17,424	596,772
Altair Nanotechnologies, Inc.*	58,429	42,653
American Superconductor Corp.* (b)	31,366	878,248
BorgWarner, Inc.*	6,300	235,998
Bunge Ltd.	18,200	1,084,538
Calgon Carbon Corp.*	96,901	1,502,935
Capstone Turbine Corp.*	285,715	340,001
CLARCOR, Inc.	19,002	622,315
Comverge, Inc.*	77,865	755,290
Cooper Industries PLC	27,511	1,247,899
Covanta Holding Corp.*	44,968	757,711
Cree, Inc.*	14,007	950,095
Emerson Electric Co.	18,136	858,558
Energy Recovery, Inc.* (b)	74,990	480,686
EnerNOC, Inc.*	22,100	584,324
EnerSys*	28,200	642,678
Exelon Corp.	16,900	731,770
First Solar, Inc.* (b)	5,509	583,403
FMC Corp.	3,550	202,954
FPL Group, Inc.	7,750	359,368
Fuel Tech, Inc.*	37,400	244,970
FuelCell Energy, Inc.* (b)	123,497	347,027
General Cable Corp.*	18,750	458,063
General Electric Co.	67,698	1,087,230
Hain Celestial Group, Inc.*	16,600	263,442
ITC Holdings Corp.	19,456	1,038,561
Itron, Inc.*	24,250	1,623,537
Jinpan International Ltd.	13,000	288,340
Johnson Controls, Inc.	14,354	446,409
Layne Christensen Co.*	15,550	428,869
Maxwell Technologies, Inc.*	19,700	273,042
Mueller Water Products, Inc. “A”	226,350	1,048,000
MYR Group, Inc.*	37,500	592,875
Northwest Pipe Co.*	14,700	347,361
PG&E Corp.	7,840	328,653
Plum Creek Timber Co., Inc. (REIT)	22,538	805,283
Power Integrations, Inc.	21,015	755,699
Quanta Services, Inc.*	91,600	1,740,400
Rayonier, Inc. (REIT)	17,721	736,662
SunPower Corp. “B”*	14,300	233,519
Tetra Tech, Inc.*	36,273	758,831
The Mosaic Co.	13,200	770,748
United Technologies Corp.	16,708	1,147,004
Waste Management, Inc.	37,100	1,225,042
Weyerhaeuser Co.	8,900	359,560

(Cost $31,039,322)		30,807,323

Total Common Stocks (Cost $71,124,574)		67,393,274
Participatory Note 0.4%
India
Mahindra & Mahindra Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 5/3/2011* (Cost $296,884)	13,200	288,501
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $5,242,643)	5,242,643	5,242,643
Cash Equivalents 3.2%
Central Cash Management Fund, 0.21% (d) (Cost $2,258,739)	2,258,739	2,258,739

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,922,840) †	106.3	75,183,157
Other Assets and Liabilities, Net	(6.3)	(4,483,287)

Net Assets	100.0	70,699,870

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $86,849,972. At February 28, 2010, net unrealized depreciation for all securities based on tax cost was $11,666,815. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,918,942 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,585,757.

(a)	Security is listed in country of domicile. Significant business activities of company are in the Republic of the Congo.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $4,934,117 which is 7.0% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in China.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At February 28, 2010 the DWS Climate Change Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	37,699,036	55.7%
Materials	8,310,679	12.3%
Information Technology	8,060,806	11.9%
Utilities	6,618,832	9.8%
Consumer Staples	3,073,067	4.5%
Consumer Discretionary	1,860,351	2.7%
Financials	1,541,945	2.3%
Energy	517,059	0.8%
Total	67,681,775	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks

Austria	$ —	$ 341,015	$ —	$ 341,015
Belgium	—	339,371	—	339,371
Canada	3,447,835	—	—	3,447,835
Chile	334,433	—	—	334,433
China	3,015,164	729,557	—	3,744,721
Denmark	—	1,900,666	—	1,900,666
France	—	3,336,346	—	3,336,346
Germany	—	3,166,526	—	3,166,526
Greece	—	342,844	—	342,844
Hong Kong	—	2,034,443	—	2,034,443
Ireland	—	663,702	—	663,702
Japan	—	5,478,007	—	5,478,007
Korea	—	543,150	—	543,150
Netherlands	—	1,979,442	—	1,979,442
Norway	—	1,127,906	—	1,127,906
Portugal	—	308,357	—	308,357
Russia	—	348,818	—	348,818
Spain	—	2,386,883	—	2,386,883
Switzerland	—	2,103,831	—	2,103,831
United Kingdom	—	2,657,655	—	2,657,655
United States	30,807,323	—	—	30,807,323
Participatory Note	—	288,501	—	288,501
Short-Term Investments(f)	7,501,382	—	—	7,501,382

Total	$ 45,106,137	$ 30,077,020	$ —	$ 75,183,157

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010